Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies
Summary of Material Accounting Policies
3.
Summary of Material Accounting Policies

The accounting policies set out below have been applied consistently to all periods presented in these financial statements and have been applied consistently by the Company.

Cash

Cash consists of cash held via bank deposits. The Company's cash balance includes $4.0 million of cash received and designated for the working capital needs associated with the Company's joint ventures. Please see Note 10 – Related Parties. There is a corresponding current liability included in Accounts payable and accrued liabilities in the Company's consolidated statement of financial position which is currently due.

Fair value of financial instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants. In arriving at a fair value measurement, the Company uses a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. The three levels of inputs used to establish fair value are the following:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for similar items in active markets. The Company maximizes the use of observable market data and relies on entity-specific estimates at least possible; and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table summarizes the classification and measurement of the Company's financial instruments under IFRS Accounting Standards 9:

Financial Instrument	Classification
Cash	Amortized cost
Restricted cash	Amortized cost
Financial asset – FID	Fair value through profit or loss
Investment in Aqualung Carbon Capture SA	Fair value through profit or loss
Accounts payable	Amortized cost

Amortized cost

The Company measures financial assets at amortized cost if both of the following conditions are met: the financial asset is held with the objective to collect contractual cash flows; and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Fair value through profit or loss ("FVTPL")

A financial asset is measured at FVTPL unless it is measured at amortized cost or FVOCI. The Company may however make the irrevocable option to classify particular investments as FVTPL.

All financial instruments are initially recognized at fair value on the consolidated statement of financial position. Subsequent measurement of financial instruments is based on their classification. Financial assets and liabilities classified at FVTPL are measured at fair value with changes in those fair values recognized in the consolidated statement of income and comprehensive income for the year. Financial assets classified at amortized cost are measured at amortized cost using the effective interest method.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.

Exploration and evaluation expenditures

Pre-acquisition expenditures are charged to profit or loss as incurred. Expenditures directly related to the exploration and evaluation of mineral properties are capitalized once the legal rights to explore the mineral properties are acquired or obtained, including license and property acquisition costs, geological and geophysical expenditures, costs of drilling exploratory wells and directly attributable overhead including salaries and employee benefits, are initially capitalized as exploration and evaluation ("E&E") assets.

When the technical and commercial viability of a mineral resource has been demonstrated and a development decision has been made, the capitalized costs of the related property are first tested for impairment and then transferred to property, plant and equipment and amortized following commencement of commercial production.

E&E assets are assessed for impairment to ensure they are not carried at amounts above their estimated recoverable values. The Company evaluates whether there are any indicators of impairment at the cash-generating unit level. If there are indicators of impairment, the recoverable amount of the related asset is estimated in order to determine the extent of any impairment. An impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The Company considers the following to be indicators of impairment: the period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed; substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned; exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and sufficient data exists to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the E&E asset is unlikely to be recovered in full from successful development or by sale. As discussed in Note 7

— Exploration and Evaluation Assets, the Company has assessed its E&E assets as of December 31, 2025 and 2024 and recognized $26.5 million and $19.7 million of impairment expense, respectively. There were no such charges recognized during the year ended June 30, 2024.

Intangible assets

Intangible assets with finite useful lives are recorded at cost less accumulated amortization and accumulated impairment losses and are amortized on a straight-line basis over their estimated useful life. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

The Company recognizes patents as intangible assets when they meet the criteria set out in IAS 38. Renewal and deferral costs associated with maintaining patents are expensed as incurred unless they extend the useful life of the asset, in which case they are capitalized.

The Company's intangible assets are amortized on a straight-line basis over their estimated useful lives of 20 years.

Leases

At the inception of a contract, the Company determines whether the contract is or contains a lease based on the unique facts and circumstances present in the contract. Leases with a term greater than one year are recognized on the balance sheet as a right-of-use asset ("ROU") and short-term and long-term lease liabilities, as applicable. ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease.

The Company only includes an initial lease term in its assessment of a lease arrangement. The office lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the lease term. The lease liability is initially measured at the present value of future lease payments discounted at the interest rate implicit in the contract, or if the rate cannot be determined, the incremental borrowing rate over a similar term and with similar security for the funds necessary to obtain an asset of similar value in a similar economic environment is used. Interest on the lease liability is recognized at an amount that produces a constant periodic rate of interest on the remaining lease liability.

Property, plant and equipment ("PP&E")

PP&E is recorded at historical cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition or the construction of the asset.

Residual values and useful economic lives are reviewed at least annually and are adjusted if appropriate at each reporting date. Subsequent expenditures relating to an item of PP&E are capitalized when it is probable that future economic benefits from the use of the assets will be increased. All other subsequent expenditure is recognized as repairs and maintenance expenses during the period in which they are incurred. Gains and losses on disposal of PP&E are determined by comparing the proceeds from disposal with the carrying amount of the asset and are recognized net within other income in the consolidated statement of comprehensive income.

The Company's industrial scale direct lithium extraction ("DLE") demonstration plant (the "Demonstration Plant") was amortized on a straight-line basis over its estimated useful life of 2 years and leasehold improvements are amortized over the term of the lease.

Construction in progress assets are not depreciated until they are capable of operating in the manner intended by management.

Investments in joint ventures

The Company has assessed the nature of its joint arrangement and determined it to be a joint venture. Joint ventures are joint arrangements whereby the parties that have joint control have rights to the net assets of the arrangement. Joint arrangements are arrangements of which two or more parties have joint control, and joint control is the contractually agreed upon sharing of control of an arrangement.

Investments in joint ventures are accounted for using the equity method in accordance with IAS 28 Investment in Associates and Joint Ventures from the date when the investees are determined to be joint ventures until the date when they cease to be classified as affiliates or joint ventures. Under the equity method, the investment is initially recognized at fair value, and the carrying amount is subsequently increased or decreased, to recognize the Company's share of profit or loss and other comprehensive income of the affiliate or the joint venture after the date of initial recognition. The financial statements of affiliates and joint ventures have been adjusted to ensure consistency with the accounting policies adopted by the Company in applying the equity method, as necessary.

The use of the equity method is discontinued from the date when the investees are determined to no longer be a joint venture. The investment retained after cessation of the equity method is remeasured at fair value, and any gain or loss on such remeasurement and disposal of the investment is recognized in profit or loss.

Decommissioning provision

The Company recognizes liabilities for statutory, contractual, constructive, or legal obligations associated with the retirement of long-lived assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of management's best estimate of future remediation costs arising from the decommissioning is capitalized to the related asset along with a corresponding increase in the decommissioning provision in the period incurred. Discount rates using a pre-tax risk-free rate that reflect the time value of money are used to calculate the net present value. The amount capitalized will be depreciated over the life of the asset.

The Company's estimates of remediation costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of future expenditures. These changes in estimates are recorded directly to the asset with a corresponding entry to the decommissioning provision. The Company's estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates.

Changes in the net present value due to the passage of time are charged to profit and loss for the period as accretion expense with a corresponding entry to the decommissioning provision. The costs of remediation projects that were included in the provision are recorded against the provision as incurred.

Financial liabilities

Management determines the classification of its financial liabilities at initial recognition. The Company classifies all financial liabilities as subsequently measured at amortized cost using the effective interest method. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in earnings or loss when the asset is derecognized or impaired. Financial liabilities are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received net of direct issuance costs. The Company uses the residual value method with respect to the measurement of common shares and share purchase warrants issued as units. The proceeds from the issue of units are allocated between common shares and share purchase warrants, by basing the fair value of the common shares on the market value on the announcement date and allocating the balance to the attached warrants, if any.

Share-based compensation

The Company may grant options ("Options") under its stock option plan and performance share units ("PSUs"), restricted share units ("RSUs") and deferred share units ("DSUs") under its long-term incentive plan to directors and employees. The Company expenses the fair value of Options, PSUs, RSUs and DSUs granted over the vesting period, with a corresponding increase in equity.

Share-based expense for employees is measured at the fair value of the instruments issued and are amortized over the vesting period, which is the period over which all of the specific vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period.

Share-based expense for non-employees is measured at the fair value of goods or services received, or the fair value of the equity instruments issued if it is determined that the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The offset to the recorded cost is to Reserves. Consideration received on the exercise of Options is recorded as share capital and the related Option reserve is transferred to share capital. Upon expiry of Options, the recorded value is transferred to deficit.

Where the terms and conditions of Options are modified before they vest, the increase in the fair value of the Options, measured as the difference noted before and after the modification, is also charged to profit or loss over the remaining vesting period.

Where a grant of Options is cancelled and settled during the vesting period, excluding forfeitures when vesting conditions are not satisfied, the Company immediately accounts for the cancellation as an acceleration of vesting and recognizes the amount that otherwise would have been recognized for services received over the remainder of the vesting period. Any payment made to the employee on the cancellation is accounted for as the repurchase of an equity interest except to the extent the payment exceeds the fair value of the equity instrument granted, measured at the repurchase date. Any such excess is recognized as an expense.

Impairment of non-financial assets

Non-financial assets are evaluated at each reporting date by management for indicators that carrying value is impaired and may not be recoverable. An asset's recoverable amount is the higher of (i) an asset's or cash-generating unit's ("CGU") fair value less costs to sell and (ii) its value in use the recoverable amount is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. In this case, the assets are tested as part of a larger CGU. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments to the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded entities or other available fair value indicators.

Where an impairment loss subsequently reverses for assets with a finite useful life, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Impairment of investments

The Company assesses whether there is any objective evidence that an investment in a joint venture is impaired at the end of each reporting period. Objective evidence includes observable data indicating there is a measurable decrease in the estimated future cash flows of the investee's operations or that there has been a significant or prolonged decline in the fair value of the joint venture investment. When there is objective evidence that an investment is impaired, the carrying amount of such investment is compared to its recoverable amount, being the higher of its fair value less costs of disposal and value in use. If the recoverable amount of an investment is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period in which the relevant circumstances are identified. When an impairment loss reverses in a subsequent period, the carrying amount of the investment is increased to the revised estimate of the recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had an impairment loss not been previously recognized. A reversal of an impairment loss is recognized in the consolidated statements of comprehensive income (loss) in the period in which the reversal occurs.

Income taxes

Tax expense comprises current and deferred tax. Tax is recognized in income except to the extent it relates to items recognized in other comprehensive income or directly in equity.

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are generally recognized for all taxable temporary differences. However, deferred tax liabilities are not recognized for taxable temporary differences arising on investments in subsidiaries where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future, or on temporary differences that arise from goodwill which is not deductible for tax purposes. Deferred tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. Deferred tax assets are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognized if the temporary differences arise from the initial recognition of goodwill, or an asset or liability in a transaction (other than in a business combination) that affects neither accounting profit nor taxable profit.

Earnings per share

Basic earnings (loss) per share ("EPS") is calculated by dividing profit or loss attributable to ordinary equity holders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. The denominator is calculated by adjusting the common shares issued at the beginning of the period by the number of common shares bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of common shares for the effects of dilutive Options and other dilutive potential units. The effects of anti-dilutive potential units are ignored in calculating diluted EPS. All Options and warrants are considered anti-dilutive when the Company is in a loss position.

Research and development expenditures

Research expenditures are expensed in the period incurred. Product development expenditures are expensed in the period incurred unless the product under development meets specific criteria related to technical, market and financial feasibility for deferral and amortization. The Company's policy is to amortize deferred product development expenditures over the expected future life of the product once product revenues or royalties are recorded.

Changes in accounting standards

New IFRS pronouncements not yet adopted

In April 2024, the International Accounting Standards Board ("IASB") IASB issued IFRS 18, Presentation and disclosure in financial statements ("IFRS 18"), which replaces IAS 1, Presentation of financial statements. IFRS 18 introduces an updated structure for the statement of income or loss by requiring income and expenses to be presented in three defined categories: operating, investing and financing, and by specifying certain defined totals and subtotals. IFRS 18 also introduces disclosure requirements for management-defined performance measures and provides enhanced guidance on principles of aggregation and disaggregation that apply to the primary financial statements and accompanying notes. The standard does not change the recognition or measurement of items in the financial statements or the classification of items in other comprehensive income.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, including interim reporting periods. Retrospective application is required and early adoption is permitted. The Company is currently assessing the impact of adopting IFRS 18 on the Company's consolidated financial statements.

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:

•
clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
•
clarify and add further guidance for assessing whether a financial asset meets the SPPI criterion;
•
add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and,
•
update the disclosures for equity instruments designated at FVOCI.

The amendments are effective for annual periods beginning on or after January 1, 2026 with early application permitted, and are not expected to have a material impact on the Company's consolidated financial statements.

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates will either not be relevant to the Company after their effective date or are not expected to have a significant impact on the Company's consolidated financial statements.